Exit cost obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		$ 1,772	$ 6,266	$ 2,183
United Kingdom | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		1,772			$ 8,449
Expense recognized by year, Costs to be recognized in the future		676
Expense recognized by year, Total exit costs expected to be incurred		10,897
Amounts paid by year		1,957			8,264
Exit cost liability		0	185		185
United Kingdom | Staff redundancy expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, amount expensed	$ 5,100
Expense recognized by year		236			3,444
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		3,680
Amounts paid by year		351			3,329
Exit cost liability		0	115		115
United Kingdom | Professional services | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		555			3,833
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		4,388
Amounts paid by year		625			3,763
Exit cost liability		0	70		70
United Kingdom | Lease termination expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		649			0
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		649
Amounts paid by year		649			0
Exit cost liability		0	0		0
United Kingdom | Other expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		332			1,172
Expense recognized by year, Costs to be recognized in the future		676
Expense recognized by year, Total exit costs expected to be incurred		2,180
Amounts paid by year		332			1,172
Exit cost liability		$ 0	$ 0		$ 0